Discontinued operations (Details 2)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PW Literature CNY	Dec. 31, 2013 PW Literature CNY	Dec. 31, 2012 PW Literature CNY	Dec. 31, 2011 PW Literature CNY
Discontinued Operations disclosures
Total consideration of discontinued operation					191,500,000
Amount due from Baidu received in January 2014		54,280,000			54,280,000	54,280,000
Amount due from PW Literature, to be repaid in May 2014		112,850,000			112,850,000	112,850,000
Amount due from PW Literature, to be repaid in December 2015					7,150,000	7,150,000
Revenues and (loss) / income from the discontinued operations
Revenues						44,255,398	27,783,299	9,952,735
Loss from discontinued operations, net of nil tax	(7,321,483)	(44,322,061)	(30,214,733)	(22,342,889)		(44,322,061)	(30,214,733)	(22,305,397)
Gain from disposal of discontinued operations, net of nil tax	27,468,865	166,288,268				166,288,268
(Loss) / income from discontinued operations, net of tax	20,147,382	121,966,207	(30,214,733)	(22,342,889)		121,966,207	(30,214,733)	(22,305,397)
Carrying amounts of the major classes of assets and liabilities included as part of a disposal group as of disposal day
Cash and cash equivalents					14,135,057	14,135,057
Accounts receivable, net					4,674,630	4,674,630
Prepayment and other assets					2,183,108	2,183,108
Other non-current assets					2,989,932	2,989,932
Total assets					23,982,727	23,982,727
Received in advance					2,219,499	2,219,499
Salary and welfare payable					2,976,912	2,976,912
Payable to Perfect World					120,000,000	120,000,000
Other current liabilities					3,416,741	3,416,741
Total liabilities					128,613,152	128,613,152